Goodwill and Intangible Assets - Summary of Carrying Amounts of Goodwill and Intangible Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance	$ 4,264	$ 4,215	$ 4,232
Distribution networks [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance	888	806	801
Customer relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance	687	738	795
Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance	1,091	1,059	991
Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance	49	52	61
Fund management contracts and other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance	788	796	$ 805
US wealth and asset management [member] | Fund management contracts and other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance	273	273
Canada wealth and asset management [member] | Fund management contracts and other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance	371	373
Gross Carrying Value [Member] | Distribution networks [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Gross carrying amount of finite life intangible assets	1,456	1,332
Gross Carrying Value [Member] | Customer relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Gross carrying amount of finite life intangible assets	1,132	1,130
Gross Carrying Value [Member] | Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Gross carrying amount of finite life intangible assets	2,484	2,310
Gross Carrying Value [Member] | Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Gross carrying amount of finite life intangible assets	$ 124	$ 123